Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE TABLE

					VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:
FISCAL YEAR(1)	SUMMARY COMPENSATION TABLE TOTAL FOR PEO(2)	COMPENSATION ACTUALLY PAID TO PEO(3)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOs(2)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOs(3)	COMPANY TOTAL STOCKHOLDER RETURN(4)	PEER GROUP TOTAL STOCKHOLDER RETURN(5)	GAAP NET INCOME ($mil.)(6)	COMPANY SELECTED MEASURE: RETURN ON EQUITY(7)
2025	$1,630,180	$2,105,676	$850,267	$1,040,344	$89	$120	$17.4	13.59%
2024	$1,339,540	$1,456,837	$793,567	$815,184	$73	$107	$17.8	7.03%
2023	$1,093,405	$924,797	$676,702	$600,014	$82	$88	$11.7	9.33%
2022	$1,101,275	$861,859	$600,941	$479,218	$82	$86	$40.0	12.74%

(1)	Ms. Lorenson has served as the PEO for the entirety of fiscal years 2022, 2023, 2024, and 2025. Our Non-PEO NEOs for the applicable fiscal years were as follows:
●	Fiscal year 2025: Alan A. Villalon, Jim R. Collins, Karin M. Taylor, and Forrest R. Wilson
●	Fiscal year 2024: Alan A. Villalon, Jim R. Collins, Karin M. Taylor, and Forrest R. Wilson
●	Fiscal year 2023: Jim R. Collins and Karin M. Taylor
●	Fiscal year 2022: Ann McConn and Karin Taylor
(2)

Amounts reported in these columns represent (i) the total compensation reported in the SCT for the applicable fiscal year in the case of our PEO, Ms. Lorenson, and (ii) the average of the total compensation reported in the SCT for the applicable fiscal year for our Non-PEO NEOs.

2026 Proxy Statement	35

(3)

Amounts reported in these columns represent (i) CAP for the applicable fiscal year in the case of our PEO, Ms. Lorenson and (ii) the average CAP for the applicable fiscal year for our Non-PEO NEOs, which reflect certain adjustments that were made to the amounts reported in the SCT for the applicable fiscal year. A reconciliation of the adjustments made to the SCT amounts to calculate CAP for our PEO, Ms. Lorenson, and for the average CAP for the Non-PEO NEOs in accordance with the requirements of Item 402(v) of Regulation S-K is set forth in the following table:

PEO Total Compensation Amount	$ 1,630,180	$ 1,339,540	$ 1,093,405	$ 1,101,275
PEO Actually Paid Compensation Amount	$ 2,105,676	1,456,837	924,797	861,859
Adjustment To PEO Compensation, Footnote

	Fiscal Year 2025		Fiscal Year 2024		Fiscal Year 2023		Fiscal Year 2022
	Ms. Lorenson PEO	Average Non-PEO NEOs	Ms. Lorenson PEO	Average Non-PEO NEOs	Ms. Lorenson PEO	Average Non-PEO NEOs	Ms. Lorenson PEO	Average Non-PEO NEOs
Summary Compensation Table Total	$1,630,180	$850,267	$1,339,540	$793,567	$1,093,405	$676,702	$1,101,275	$600,941
Minus Change in Pension Value Reported in SCT for the Fiscal Year	$0	$0	$0	$0	$0	$0	$0	$0
Plus Pension Value Service Cost for the Fiscal Year	$0	$0	$0	$0	$0	$0	$0	$0
Minus Equity Award Value Reported in SCT for the Fiscal Year	$437,500	$166,500	$360,000	$198,050	$275,000	$119,250	$275,000	$102,400
Plus Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Fiscal Year	$643,433	$244,871	$361,870	$194,902	$128,936	$53,812	$92,785	$34,535
Plus Year over Year Change in Fair Value as of the Last Day of the Fiscal Year of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$261,538	$99,803	$113,231	$27,364	$(1,791)	$(1,791)	$(59,442)	$(56,005)
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	$0	$0	$0	$0	$0	$0	$0	$0
Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested During the Fiscal Year	$8,025	$11,903	$2,195	$(2,600)	$(20,753)	$(9,459)	$2,241	$2,148
Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year	$0	$0	$0	$0	$0	$0	$0	$0
Plus Value of Dividends or other Earnings Paid on Equity Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Fiscal Year	$0	$0	$0	$0	$0	$0	$0	$0
Compensation Actually Paid	$2,105,676	$1,040,344	$1,456,837	$815,184	$924,797	$600,014	$861,859	$479,218

In the table above, the unvested equity fair values were calculated on each of the required measurement dates using assumptions based on criteria consistent with those used for grant date fair value calculations and in accordance with the methodology used for financial reporting purposes. For time-based restricted stock units/awards, the fair value used to calculate CAP was based on the Company’s closing stock price on each valuation date and includes the cash value of accrued dividends. For performance-based units/stock, the fair value used to calculate CAP assumes performance results as of the end of each reporting year based on the probable outcome and includes the cash value of accrued dividends.

(4)

Total Stockholder Return (“TSR”) is cumulative for the measurement periods beginning on December 31, 2021 and ending on December 31 of each of 2022, 2023, 2024, and 2025, respectively. TSR is calculated by dividing the difference between the price of the Company’s common stock at the end and the beginning of the measurement period by the price of the Company’s common stock at the beginning of the measurement period, adjusted for dividends.

(5)

Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. Our peer group for these purposes is the S&P U.S. Banks – Midwest Region Index, which is the industry index used by the Company for purposes of compliance with Item 201(e) of Regulation S-K for all four fiscal years.

(6)	Reflects the Company’s net income (loss) reflected in the audited financial statements published in our Annual Report on Form 10-K for the applicable fiscal year.
(7)	ROE is the company-selected measure and a non-GAAP financial performance measure, as described in more detail in the "Annual Bonus -- Short-Term Incentive Plan" section above.

Non-PEO NEO Average Total Compensation Amount	$ 850,267	793,567	676,702	600,941
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,040,344	815,184	600,014	479,218
Adjustment to Non-PEO NEO Compensation Footnote

	Fiscal Year 2025		Fiscal Year 2024		Fiscal Year 2023		Fiscal Year 2022
	Ms. Lorenson PEO	Average Non-PEO NEOs	Ms. Lorenson PEO	Average Non-PEO NEOs	Ms. Lorenson PEO	Average Non-PEO NEOs	Ms. Lorenson PEO	Average Non-PEO NEOs
Summary Compensation Table Total	$1,630,180	$850,267	$1,339,540	$793,567	$1,093,405	$676,702	$1,101,275	$600,941
Minus Change in Pension Value Reported in SCT for the Fiscal Year	$0	$0	$0	$0	$0	$0	$0	$0
Plus Pension Value Service Cost for the Fiscal Year	$0	$0	$0	$0	$0	$0	$0	$0
Minus Equity Award Value Reported in SCT for the Fiscal Year	$437,500	$166,500	$360,000	$198,050	$275,000	$119,250	$275,000	$102,400
Plus Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Fiscal Year	$643,433	$244,871	$361,870	$194,902	$128,936	$53,812	$92,785	$34,535
Plus Year over Year Change in Fair Value as of the Last Day of the Fiscal Year of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$261,538	$99,803	$113,231	$27,364	$(1,791)	$(1,791)	$(59,442)	$(56,005)
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	$0	$0	$0	$0	$0	$0	$0	$0
Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested During the Fiscal Year	$8,025	$11,903	$2,195	$(2,600)	$(20,753)	$(9,459)	$2,241	$2,148
Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year	$0	$0	$0	$0	$0	$0	$0	$0
Plus Value of Dividends or other Earnings Paid on Equity Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Fiscal Year	$0	$0	$0	$0	$0	$0	$0	$0
Compensation Actually Paid	$2,105,676	$1,040,344	$1,456,837	$815,184	$924,797	$600,014	$861,859	$479,218

In the table above, the unvested equity fair values were calculated on each of the required measurement dates using assumptions based on criteria consistent with those used for grant date fair value calculations and in accordance with the methodology used for financial reporting purposes. For time-based restricted stock units/awards, the fair value used to calculate CAP was based on the Company’s closing stock price on each valuation date and includes the cash value of accrued dividends. For performance-based units/stock, the fair value used to calculate CAP assumes performance results as of the end of each reporting year based on the probable outcome and includes the cash value of accrued dividends.

(4)

Total Stockholder Return (“TSR”) is cumulative for the measurement periods beginning on December 31, 2021 and ending on December 31 of each of 2022, 2023, 2024, and 2025, respectively. TSR is calculated by dividing the difference between the price of the Company’s common stock at the end and the beginning of the measurement period by the price of the Company’s common stock at the beginning of the measurement period, adjusted for dividends.

(5)

Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. Our peer group for these purposes is the S&P U.S. Banks – Midwest Region Index, which is the industry index used by the Company for purposes of compliance with Item 201(e) of Regulation S-K for all four fiscal years.

(6)	Reflects the Company’s net income (loss) reflected in the audited financial statements published in our Annual Report on Form 10-K for the applicable fiscal year.
(7)	ROE is the company-selected measure and a non-GAAP financial performance measure, as described in more detail in the "Annual Bonus -- Short-Term Incentive Plan" section above.

Compensation Actually Paid vs. Total Shareholder Return

Relationship between CAP and TSR. The graph below illustrates the relationship between our TSR and the Peer Group TSR, as well as the relationship between our TSR and CAP for the PEO and average CAP for the Average Non-PEO NEOs.

Compensation Actually Paid vs. Net Income

Relationship between CAP and GAAP Net Income. The graph below reflects the relationship between the PEO and Average Non-PEO NEOs CAP and our GAAP Net Income. The Company does not use GAAP net income as a performance measure in its executive compensation program.

2026 Proxy Statement	37

Compensation Actually Paid vs. Company Selected Measure	Relationship between CAP and ROE (our Company-Selected Measure). The graph below reflects the relationship between the PEO and Average Non-PEO NEOs CAP and ROE.
Tabular List, Table

Performance Measures Used to Link Company Performance and CAP. The following is a list of financial performance measures, which in our assessment represent the most important financial performance measures used by the Company to link CAP to the named executive officers for fiscal year 2025 to Company performance. Each metric below is used for purposes of determining payouts under either our annual incentive program or vesting of our performance stock units. Please see the Compensation Discussion & Analysis for a further description of these metrics and how they are used in the Company’s executive compensation program.

■ Return on Equity (non-GAAP)
■ Adjusted Net Income (non-GAAP)
■ Earnings per Share

Total Shareholder Return Amount	$ 89	73	82	82
Peer Group Total Shareholder Return Amount	120	107	88	86
Net Income (Loss)	$ 17,400,000	$ 17,800,000	$ 11,700,000	$ 40,000,000
Company Selected Measure Amount	0.1359	0.0703	0.0933	0.1274
PEO Name	Ms. Lorenson	Ms. Lorenson	Ms. Lorenson	Ms. Lorenson
Measure:: 1
Pay vs Performance Disclosure
Name	Return on Equity
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Net Income
Measure:: 3
Pay vs Performance Disclosure
Name	Earnings per Share
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	437,500	360,000	275,000	275,000
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	643,433	361,870	128,936	92,785
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	261,538	113,231	(1,791)	(59,442)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,025	2,195	(20,753)	2,241
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	166,500	198,050	119,250	102,400
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	244,871	194,902	53,812	34,535
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	99,803	27,364	(1,791)	(56,005)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,903	(2,600)	(9,459)	2,148
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0